Related parties (Details) - USD ($) $ in Thousands			1 Months Ended			9 Months Ended
	Nov. 30, 2017	Feb. 24, 2017	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Details of Balances [Abstract]
Total non-current payables with related parties					$ 141,031	$ 78,734
Income from the purchase of the long-term operation and maintenance payable						38,955	$ 0
Transactions With Related Party [Abstract]
Financial income						36,603	1,131
Financial expenses						(306,340)	(308,570)
Dividends retained from Abengoa		$ 10,400
Repayment of project debt						248,904	388,755
Related Parties [Member]
Details of Balances [Abstract]
Credit receivables (current)					10,544	8,256
Total current receivables with related parties					10,544	8,256
Trade payables (current)					63,409	39,007
Total current payables with related parties					63,409	39,007
Credit payables (non-current)					141,031	78,734
Total non-current payables with related parties					141,031	78,734
Transactions With Related Party [Abstract]
Dividends retained from Abengoa							10,400
Subsidiaries [Member]
Transactions With Related Party [Abstract]
Services rendered						0	3,495
Services received						(82,506)	(82,012)
Financial income						3,062	36
Financial expenses						(1,042)	$ (898)
Abengoa [Member]
Details of Balances [Abstract]
Accrued Operation and Maintenance payable					57,300
Payment for debt extinguishment						18,300
Income from the purchase of the long-term operation and maintenance payable						$ 39,000
Transactions With Related Party [Abstract]
Term to maintain guarantees and letters of credit						5 years
Guarantees amount						$ 23,000
Guarantees amount replaced			$ 112,000
Guarantees amount canceled			$ 55,000
Abengoa [Member] | Solana [Member]
Transactions With Related Party [Abstract]
Performance consideration received	$ 120,000
Performance obligations proceeds applied to project debt	95,000
Performance obligations proceeds applied to additional plant repairs	25,000
Other obligations per semester	$ 6,500
Recognition period of other contingent obligations considered						8 years 6 months
Performance obligations proceeds received from Abengoa				$ 77,500	42,500
Repayment of project debt				$ 52,500	$ 42,500
Abengoa [Member] | Solana and Mojave [Member]
Transactions With Related Party [Abstract]
Minimum ownership requirement percentage	16.00%